COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.       COMMITMENTS AND CONTINGENCIES

(a) Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Total rental expense under all operating leases was RMB5,626,000, RMB15,621,000 and RMB19,806,000 (US$3,272,000) for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2013
	RMB’000	US$’000

2014	19,342	3,195
2015	18,089	2,988
2016	16,497	2,725
2017	6,703	1,108
2018	—	—
	60,631	10,016

(b) Purchase Commitments

As of December 31, 2013, the Company had outstanding purchase commitments in relation to bandwidth of RMB181,245,000 (US$29,940,000).